Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Oct. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Aug. 31, 2016	Nov. 20, 2015	Aug. 31, 2015	Aug. 31, 2014
The Growth Fund of America® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-4
Account Value	$ 33,562		$ 25,815		$ 21,954		$ 28,816			$ 22,260	$ 16,241	$ 16,468	$ 13,339			$ 11,159		$ 10,211	$ 10,000
The Growth Fund of America® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-3
Account Value	$ 32,576		25,132		21,439		28,218			21,867	16,003	16,271	13,222			11,094		10,179	10,000
The Growth Fund of America® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-2E
Account Value	$ 32,201		24,881		21,254		28,023			21,748	15,940	16,234	13,209			11,098		10,192	10,000
The Growth Fund of America® - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-2
Account Value	$ 31,181		24,164		20,704		27,376			21,307	15,665	16,001	13,056			11,006		10,141	10,000
The Growth Fund of America® - Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-1
Account Value	$ 31,158		24,141		20,683		27,346			21,281	15,646	15,979	13,044			10,993		10,133	10,000
The Growth Fund of America® - Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class 529-F-3
Account Value	$ 16,268	$ 14,861	12,477	$ 10,652	10,580	$ 12,356	13,845	$ 12,099	$ 10,000
The Growth Fund of America® - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class 529-F-2
Account Value	$ 16,239	$ 14,837	12,461	$ 10,640	10,570	$ 12,347	13,837	$ 12,097	$ 10,000
The Growth Fund of America® - Class 529-F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class 529-F-1
Account Value	$ 34,197		26,250		22,284		29,196			22,503	16,383	16,579	13,405			11,193		10,226	10,000
The Growth Fund of America® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class 529-T (with sales charge)
Account Value	$ 26,804		20,570		17,452		22,854			17,620	12,830	12,979	10,492	$ 9,751
The Growth Fund of America® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class 529-E
Account Value	$ 32,698		25,209		21,497		28,280			21,899	16,020	16,281	13,224			11,094		10,179	10,000
The Growth Fund of America® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class 529-C (with sales charge)
Account Value	$ 32,227		24,789		21,088		27,672			21,378	15,603	15,939	13,016			10,976		10,126	10,000
The Growth Fund of America® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class 529-A (with sales charge)
Account Value	$ 32,307		24,851		21,141		27,741			21,432	15,642	15,861	12,852			10,756		9,847	9,650
The Growth Fund of America® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class F-3
Account Value	$ 28,417		21,783		18,461		24,142			18,588	13,515	13,654	11,023		$ 10,000
The Growth Fund of America® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class F-2
Account Value	$ 34,398		26,395		22,393		29,318			22,594	16,447	16,630	13,438			11,215		10,235	10,000
The Growth Fund of America® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class F-1
Account Value	$ 33,493		25,766		21,917		28,770			22,232	16,223	16,453	13,329			11,154		10,207	10,000
The Growth Fund of America® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class T (with sales charge)
Account Value	$ 26,904		20,634		17,499		22,900			17,648	12,844	12,987	10,494	$ 9,751
The Growth Fund of America® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class C (with sales charge)
Account Value	$ 31,641		24,328		20,687		27,349			21,277	15,637	15,972	13,034			10,987		10,130	10,000
The Growth Fund of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-5
Account Value	$ 34,582		26,519		22,487		29,424			22,663	16,485	16,664	13,460			11,227		10,239	10,000
The Growth Fund of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-5E
Account Value	$ 31,674		24,313		20,635		27,032			20,843	15,174	15,354	12,410			10,361	$ 10,000
The Growth Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class R-6
Account Value	$ 34,759		26,640		22,577		29,527			22,732	16,529	16,698	13,479			11,237		10,245	10,000
The Growth Fund of America® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Growth Fund of America — Class A (with sales charge)
Account Value	$ 31,735		24,400		20,748		27,221			21,022	15,337	15,541	12,585			10,522		9,625	9,425
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882		$ 26,650		$ 22,986		$ 25,893			$ 19,740	$ 16,189	$ 15,730	$ 13,145			$ 11,309		$ 10,048	$ 10,000